Borrowings - Long term borrowings (Details) - GBP (£) £ / shares in Units, £ in Millions			12 Months Ended
	Jul. 17, 2022	Jul. 13, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 16, 2022
Borrowings
Non-current			£ 10,003	£ 87
Repayment of term loan			1,518		£ 10
Euro Medium Term Note Programme | Euro
Borrowings
Nominal value						£ 10,000
Pre-Separation Programme Notes
Borrowings
Non-current			£ 9,861	£ 0
Average effective pre-swap interest rate			3.07%	0.00%
Pre-Separation Programme Notes | Later than five years
Borrowings
Non-current			£ 5,299	£ 0
Non-voting preference shares
Borrowings
Non-current			£ 25
Term	5 years
Interest rate	9.50%
Number of preference shares issued	25,000,000
Issue price per share	£ 1.00
Term loan
Borrowings
Term		3 years
Drew down term loan		£ 1,493